Loans (Details) ¥ in Thousands, $ in Thousands	1 Months Ended															4 Months Ended
	Mar. 31, 2021 CNY (¥)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Feb. 29, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Apr. 30, 2019 CNY (¥)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 CNY (¥)	Apr. 30, 2020 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jan. 31, 2020 USD ($)	Apr. 30, 2019 USD ($)	Nov. 30, 2017 USD ($)
Loans (Details) [Line Items]
Short-term loans																	¥ 498,574	$ 77,174		¥ 789,550
Restricted cash																	355,017	54,953		187,241
Long-term loan principal																	¥ 1,147,007	$ 177,545
Banking Facility Agreement with U B S G Singapore Branch [Member] | London Interbank Offered Rate (LIBOR) [Member]
Loans (Details) [Line Items]
Annual interest rate										2.70%
Shanghai OneAmart Education and Training Co. Ltd [member]
Loans (Details) [Line Items]
Short-term loans																					$ 800
Shanghai OneAmart Education and Training Co. Ltd [member] | Banking Facility Agreement With Shanghai Pudong Development Bank [Member]
Loans (Details) [Line Items]
Short-term loan facility amount															¥ 450,000												$ 69,655
Loan term															5 years												5 years
Amount repaid							¥ 67,500	$ 10,448			¥ 45,000	$ 6,966	¥ 450,000	$ 69,655
Shanghai OneAmart Education and Training Co. Ltd [member] | Banking Facility Agreement With Shanghai Pudong Development Bank [Member] | Five Year Lending Rate Of Peoples Bank Of China [Member]
Loans (Details) [Line Items]
Debt instrument description															In November 2017, Shanghai OneSmart entered into a banking facility agreement with Shanghai Pudong Development Bank, pursuant to which Shanghai OneSmart is entitled to borrow a RMB denominated loan of RMB450,000 (US$69,655) for five years with a floating interest rate benchmarked to the five-year lending rate of PBOC and adjusted every January during the five-year period.
Shanghai Onesmart Education Investment Co., Ltd. [Member]
Loans (Details) [Line Items]
Loan term						4 years																			4 years
Percentage of equity investment						100.00%
Shanghai Onesmart Education Investment Co., Ltd. [Member] | Banking Facility Agreement With Shanghai Pudong Development Bank [Member]
Loans (Details) [Line Items]
Short-term loan facility amount						¥ 14,400			¥ 43,200																$ 2,229	$ 6,687
Loan term									5 years																	5 years
Amount repaid		¥ 4,320	$ 669
Long-term loan principal									¥ 43,200																	$ 6,687
Shanghai Onesmart Education Investment Co., Ltd. [Member] | Banking Facility Agreement With Shanghai Pudong Development Bank [Member] | One Year Lending Rate Of Peoples Bank Of China [Member]
Loans (Details) [Line Items]
Debt instrument description						In January 2020, OneSmart Education Investment entered into a bank loan agreement with Shanghai Pudong Development Bank, pursuant to which Shanghai OneSmart is entitled to borrow a RMB denominated loan of RMB14,400 (US$2,229) for four years with a floating interest rate benchmarked to the one-year lending rate of PBOC.
Shanghai Onesmart Education Investment Co., Ltd. [Member] | Banking Facility Agreement With Shanghai Pudong Development Bank [Member] | Five Year Lending Rate Of Peoples Bank Of China [Member]
Loans (Details) [Line Items]
Debt instrument description									In April 2019, Shanghai OneSmart Education Investment entered into a banking facility agreement with Shanghai Pudong Development Bank, pursuant to which Shanghai OneSmart is entitled to borrow a RMB denominated loan of RMB43,200(US$6,687) for five years with a floating interest rate benchmarked to the five-year lending rate of PBOC.
Banking Facility Agreement With China Merchants Bank [ Member ] | Shanghai OneAmart Education and Training Co. Ltd [member]
Loans (Details) [Line Items]
Short-term loan facility amount	¥ 90,000					¥ 95,000													$ 13,931						$ 14,705
Short-term loans																				60,000	9,287
Banking Facility Agreement With China Merchants Bank [ Member ] | Shanghai OneAmart Education and Training Co. Ltd [member] | One Year Lending Rate Of Peoples Bank Of China [Member]
Loans (Details) [Line Items]
Debt instrument description						In January 2020, Shanghai OneSmart entered into a banking facility agreement with China Merchants Bank, pursuant to which Shanghai OneSmart is entitled to borrow a loan of RMB95,000(US$14,705) with floating interest rate benchmarked to the one-year lending rate of PBOC.
Banking Facility Agreement With Shanghai Pudong Development Bank [Member] | One Year Lending Rate Of Peoples Bank Of China [Member]
Loans (Details) [Line Items]
Debt instrument description																In January, March and April 2020, Shanghai OneSmart entered into four loan agreements with Shanghai Pudong Development Bank, pursuant to which Shanghai OneSmart is entitled to borrow RMB400,000 (US$61,916) in aggregate with floating interest rate benchmarked to the one-year lending rate of PBOC.
Banking Facility Agreement With Shanghai Pudong Development Bank [Member] | Shanghai OneAmart Education and Training Co. Ltd [member]
Loans (Details) [Line Items]
Short-term loan facility amount		¥ 400,000														¥ 400,000						$ 61,916
Number of loan agreements																4
Short-term loans																				200,000	30,958
Deposits																					32,000
Banking Facility With Bank Of Ningbo Co. Ltd One [ Member ] | Shanghai OneAmart Education and Training Co. Ltd [member]
Loans (Details) [Line Items]
Proceeds from Short-Term Debt (in Yuan Renminbi) | ¥					¥ 26,300
Proceeds from Short-term Debt																								$ 4,071
Banking Facility Agreement With China Citic Bank [Member] | One Year Lending Rate Of Peoples Bank Of China [Member]
Loans (Details) [Line Items]
Debt instrument description				In March 2020, Shanghai OneSmart entered into three loan agreements with China CITIC Bank, pursuant to which Shanghai OneSmart is entitled to borrow RMB140,000 (US$21,670) in aggregate with floating interest rate benchmarked to the one-year lending rate of PBOC.
Banking Facility Agreement With China Citic Bank [Member] | Shanghai OneAmart Education and Training Co. Ltd [member]
Loans (Details) [Line Items]
Short-term loan facility amount	¥ 98,000			¥ 140,000															$ 15,169				$ 21,670
Number of loan agreements	3			3
Restricted cash																				40,212	6,224
Banking Facility With China MinSheng Bank Co. Ltd [Member] | Shanghai OneAmart Education and Training Co. Ltd [member] | Euro Interbank Offered Rate [Member]
Loans (Details) [Line Items]
Short-term loan facility amount				¥ 100,000																			$ 15,479
Banking Facility With China Minsheng Banking Corp. Ltd [Member] | Shanghai OneAmart Education and Training Co. Ltd [member]
Loans (Details) [Line Items]
Annual interest rate				4.785%
Banking Facility With China Everbright Bank Co. Ltd [Member] | Shanghai OneAmart Education and Training Co. Ltd [member]
Loans (Details) [Line Items]
Short-term loans																				50,000	7,739
Banking Facility With China Everbright Bank Co. Ltd [Member] | Shanghai OneAmart Education and Training Co. Ltd [member] | Euro Interbank Offered Rate [Member]
Loans (Details) [Line Items]
Debt instrument description		Shanghai OneSmart entered into a banking facility agreement with China Everbright Bank Co. Ltd, Seoul Branch, pursuant to which Shanghai OneSmart is entitled to borrow a term loan facility of up to EUR10,000 with a floating interest rate of EURIBOR+1.7% to finance general working capital purpose. As of August 31, 2020, Shanghai OneSmart drew down EUR9,800.	Shanghai OneSmart entered into a banking facility agreement with China Everbright Bank Co. Ltd, Seoul Branch, pursuant to which Shanghai OneSmart is entitled to borrow a term loan facility of up to EUR10,000 with a floating interest rate of EURIBOR+1.7% to finance general working capital purpose. As of August 31, 2020, Shanghai OneSmart drew down EUR9,800.
Banking Facility With Bank Of Ningbo Co. Ltd Two [Member] | Shanghai OneAmart Education and Training Co. Ltd [member]
Loans (Details) [Line Items]
Short-term loan facility amount																				¥ 24,060	$ 3,724
Term Facility [Member] | Banking Facility Agreement with U B S G Singapore Branch [Member]
Loans (Details) [Line Items]
Short-term loan facility amount										$ 139,000
Long-term loan principal										139,000
Green Shoe Facility [Member] | Banking Facility Agreement with U B S G Singapore Branch [Member]
Loans (Details) [Line Items]
Short-term loan facility amount										$ 61,000